Account Receivable, Net - Schedue of Movements of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedue of Movements of Allowance For Credit Loss [Abstract]
Beginning balance	$ 109,214
Adoption ASU 2016-13	985,102	116,428
Provision (recovery of provision)	(26,518)
Exchange rate effect	44,517	(7,214)
Ending balance	$ 1,112,315	$ 109,214